SHORT-TERM INVESTMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash equivalents:
Amortized cost	$ 127,261,000
Cash equivalents	127,261,000
Debt securities:
Amortized cost	173,183,000
Unrealized gain	17,000
Unrealized Loss	(192,000)
Debt securities	173,008,000
Classified as:
Cash equivalents	127,261,000
Short-term debt securities	173,008,000	$ 0
Long-term debt securities	0
Other-than-temporary impairment losses	0
Corporate debt securities
Debt securities:
Amortized cost	42,174,000
Unrealized gain	11,000
Unrealized Loss	(52,000)
Debt securities	42,133,000
Commercial paper
Debt securities:
Amortized cost	20,743,000
Unrealized gain	0
Unrealized Loss	0
Debt securities	20,743,000
U.S. government bonds
Debt securities:
Amortized cost	86,265,000
Unrealized gain	0
Unrealized Loss	(135,000)
Debt securities	86,130,000
Certificate of deposits
Debt securities:
Amortized cost	21,501,000
Unrealized gain	6,000
Unrealized Loss	0
Debt securities	21,507,000
Other
Debt securities:
Amortized cost	2,500,000
Unrealized gain	0
Unrealized Loss	(5,000)
Debt securities	2,495,000
Money market fund
Cash equivalents:
Amortized cost	127,261,000
Cash equivalents	127,261,000
Classified as:
Cash equivalents	$ 127,261,000